Stock-based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation	Stock-based Compensation
Our employees, including senior executives, receive incentives in the form of stock options and RSUs, whereby employees render services as consideration for equity instruments (equity-settled transactions).
On the Closing Date, we established the 2021 Incentive Compensation Plan (the “2021 Plan”) under which RSUs were issued during the years ended December 31, 2023 and December 31, 2022. The 2021 Plan provides for the grant options, stock appreciation rights, restricted stock awards, RSUs, shares granted as a bonus or in lieu of another award, dividend equivalents, or other stock-based awards or performance awards at the discretion of a board-elected committee. We also maintain our 2015 Share Plan as amended (the “2015 Plan”) under which stock-based option awards were issued or modified. The options were typically granted with a four-year vesting term and a maximum contractual term of 10 years.
As of December 31, 2022, no further awards have or shall be granted under the 2015 Share Plan. There were no options granted during the years ended December 31, 2023 and December 31, 2022.

A summary of stock option activity for the year ended December 31, 2023 is as follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Intrinsic Value (in thousands)
Balance as of December 31, 2022	6,067,313	$1.83	6.84	$10,818
Granted	—	—
Forfeited	(392,749)	4.03
Exercised	(366,938)	1.02
Expired	(398,324)	2.13
Outstanding at December 31, 2023	4,909,302	$1.55	5.58	$3,393
Exercisable at December 31, 2023	4,426,776	$1.34	5.38	$3,243
The total intrinsic value of options exercised during the years ended December 31, 2023, 2022 and 2021 was $95 thousand, $75 thousand and $23.9 million, respectively. The number of options exercised in the years ended December 31, 2023, 2022 and 2021 is net of 42,898 options, 17,376 options and zero options, respectively that were forfeited for payment of withholding taxes.
The following table lists the inputs used under the Black-Scholes model for stock-option awards during the year ended December 31, 2021. No options were granted in 2023 or 2022.

Year Ended December 31,
2021
Weighted-average fair value of options at the measurement date (grant date)	$23.36
Dividend yield (%)	—
Expected volatility (%)	61- 72
Risk-free interest rate (%)	0.5 - 1.4
Weighted average share price	$6.79
As further detailed in Note 4 (Reverse Recapitalization), all options to purchase the predecessor common stock were assumed by Satellogic Inc., the new listed company, and became options to purchase Class A ordinary shares of Satellogic Inc., as determined in accordance with the Merger Agreement. There were no other material cancellations or modifications to the granted awards for the years ended December 31, 2023, 2022, and 2021.
A summary of RSU activity for the year ended December 31, 2023 is as follows:

	Number of RSUs	Weighted Average Grant-Date Value	Intrinsic Value (in thousands)
Outstanding unvested RSUs at December 31, 2022	1,459,280	$4.38	$4,451
Granted during the year	3,365,332	1.87
Forfeited during the year	(731,703)	3.51
Vested during the year (1)	(862,994)	3.31
Outstanding unvested RSUs at December 31, 2023	3,229,915	$2.25	$5,652
(1) The issuance of Class A ordinary shares was deferred, as elected by the grantees, for 121,384 RSUs that vested during the year ended December 31, 2023.
The weighted-average grant date value of RSUs at December 31, 2023 and December 31, 2022 was $2.25 and $4.38, respectively. The number of shares vested is net of 253,101 RSUs forfeited for payment of withholding taxes in 2023.
As of December 31, 2023, unrecognized stock-based compensation cost related to outstanding options and RSUs that are expected to vest was $0.6 million and $4.1 million, respectively, which is expected to be recognized over a weighted-average period of 0.63 years and 1.16 years, respectively.

Stock-based Compensation Expense
Total employee and non-employee stock-based compensation expense was classified in the Consolidated Statements of Operations and Comprehensive Loss as follows:

	Year Ended December 31,
	2023	2022	2021
General and administrative expenses	$3,831	$2,406	$5,274
Research and development	1,446	3,631	1,968
Other operating expenses	1,022	2,331	3,639
Total	$6,299	$8,368	$10,881